Segment Information - Results per Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 175,126	$ 180,044	$ 190,218
Sales of products	32,508	32,572	30,118
Time charter, voyage and port terminal expenses	(31,949)	(33,617)	(32,139)
Direct vessel expenses	(48,962)	(62,554)	(69,130)
Cost of products sold	(31,289)	(30,717)	(27,450)
Depreciation of vessels, port terminals and other fixed assets	(26,583)	(23,322)	(23,105)
Amortization of intangible assets	(2,724)	(3,543)	(3,523)
Amortization of deferred drydock and special survey costs	(7,204)	(7,928)	(6,870)
General and administrative expenses	(15,064)	(16,665)	(14,294)
Provision of losses on accounts receivable	(75)	(569)	(1,304)
Taxes other than income taxes	(7,056)	(9,018)	(9,740)
Interest expense and finance cost, net	(39,669)	(28,347)	(24,240)
Interest income	517	238	815
Gain on sale of assets	28	1,064	0
Foreign exchange differences, net	(1,355)	(726)	1,722
Other income/(expense), net	9,237	2,725	61
Income/(loss) before income taxes	5,486	(363)	11,139
Income tax benefit	1,376	3,468	(982)
Net income/(loss)	6,862	3,105	10,157
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	66,812	53,526	36,268
Sales of products	32,508	32,572	30,118
Time charter, voyage and port terminal expenses	(14,830)	(14,432)	(12,340)
Direct vessel expenses	0	0	0
Cost of products sold	(31,289)	(30,717)	(27,450)
Depreciation of vessels, port terminals and other fixed assets	(7,284)	(5,238)	(3,533)
Amortization of intangible assets	(950)	(729)	(706)
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	(3,837)	(3,778)	(2,646)
Provision of losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	0
Interest expense and finance cost, net	(16,320)	(7,004)	(1,381)
Interest income	64	14	54
Gain on sale of assets	28	0	0
Foreign exchange differences, net	(377)	(406)	(78)
Other income/(expense), net	9,240	16	(98)
Income/(loss) before income taxes	33,765	23,824	18,208
Income tax benefit	0	0	0
Net income/(loss)	33,765	23,824	18,208
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	43,102	48,130	52,637
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(1,565)	(1,866)	(2,098)
Direct vessel expenses	(23,134)	(32,017)	(33,596)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(2,932)	(2,940)	(2,667)
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	(4,576)	(5,148)	(3,765)
General and administrative expenses	(2,496)	(1,718)	(1,193)
Provision of losses on accounts receivable	0	0	0
Taxes other than income taxes	(3,298)	(4,463)	(4,617)
Interest expense and finance cost, net	(4,928)	(4,784)	(4,894)
Interest income	0	0	0
Gain on sale of assets	0	0	0
Foreign exchange differences, net	(583)	144	1,184
Other income/(expense), net	704	0	0
Income/(loss) before income taxes	294	(4,662)	991
Income tax benefit	(910)	(1,199)	(1,457)
Net income/(loss)	(616)	(5,861)	(466)
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	65,212	78,388	101,313
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(15,554)	(17,319)	(17,701)
Direct vessel expenses	(25,828)	(30,537)	(35,534)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(16,367)	(15,144)	(16,905)
Amortization of intangible assets	(1,774)	(2,814)	(2,817)
Amortization of deferred drydock and special survey costs	(2,628)	(2,780)	(3,105)
General and administrative expenses	(8,731)	(11,169)	(10,455)
Provision of losses on accounts receivable	(75)	(569)	(1,304)
Taxes other than income taxes	(3,758)	(4,555)	(5,123)
Interest expense and finance cost, net	(18,421)	(16,559)	(16,973)
Interest income	453	224	761
Gain on sale of assets	0	1,064	0
Foreign exchange differences, net	(395)	(464)	616
Other income/(expense), net	(707)	2,709	159
Income/(loss) before income taxes	(28,573)	(19,525)	(7,068)
Income tax benefit	2,286	4,667	475
Net income/(loss)	$ (26,287)	$ (14,858)	(6,593)
Unallocated interest
Segment Reporting Information
Time charter, voyage and port terminal revenues			0
Sales of products			0
Time charter, voyage and port terminal expenses			0
Direct vessel expenses			0
Cost of products sold			0
Depreciation of vessels, port terminals and other fixed assets			0
Amortization of intangible assets			0
Amortization of deferred drydock and special survey costs			0
General and administrative expenses			0
Provision of losses on accounts receivable			0
Taxes other than income taxes			0
Interest expense and finance cost, net			(992)
Interest income			0
Gain on sale of assets			0
Foreign exchange differences, net			0
Other income/(expense), net			0
Income/(loss) before income taxes			(992)
Income tax benefit			0
Net income/(loss)			$ (992)